UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02594
MFS SERIES TRUST IX
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31*
Date of reporting period:
April 30, 2025
*This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. The remaining series of the Registrant have fiscal year ends of April 30.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Inflation-Adjusted
Bond Fund
Class A-MIAAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$33	0.65%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABA-SEM

MFS® Inflation-Adjusted
Bond Fund
Class B-MIABX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$70	1.40%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABB-SEM

MFS® Inflation-Adjusted
Bond Fund
Class C-MIACX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$75	1.50%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABC-SEM

MFS® Inflation-Adjusted
Bond Fund
Class I-MIAIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.51%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABI-SEM

MFS® Inflation-Adjusted
Bond Fund
Class R1-MIALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$75	1.50%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABR1-SEM

MFS® Inflation-Adjusted
Bond Fund
Class R2-MIATX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$50	1.00%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABR2-SEM

MFS® Inflation-Adjusted
Bond Fund
Class R3-MIAHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$38	0.75%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABR3-SEM

MFS® Inflation-Adjusted
Bond Fund
Class R4-MIAJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$25	0.50%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABR4-SEM

MFS® Inflation-Adjusted
Bond Fund
Class R6-MIAKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.41%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,444,462,886	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	99	Average Effective Duration (yrs):	7.0
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Composition including fixed income credit quality
AAA	3.6%
AA	0.6%
A	0.4%
BBB	0.0%
U.S. Government	87.2%
Federal Agencies	4.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IABR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Inflation-Adjusted Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Inflation-Adjusted Bond Fund
Portfolio of Investments − 4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.7%
Asset-Backed & Securitized – 4.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.113%, 11/15/2054 (i)	$14,471,991	$ 581,007
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.169% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	1,715,351	1,713,411
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	24,626	24,635
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.947% (SOFR - 1mo. + 0.6%), 2/18/2028	2,632,459	2,630,646
AREIT 2022-CRE6 Trust, “AS”, FLR, 6% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	2,462,500	2,447,422
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	1,437,000	1,435,195
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.334%, 7/15/2054 (i)	12,331,332	670,887
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.704%, 2/15/2054 (i)	7,892,317	550,701
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.363%, 2/15/2054 (i)	25,174,664	1,306,983
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.254%, 3/15/2054 (i)	15,366,416	676,434
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.35%, 7/15/2054 (i)	20,419,293	1,109,907
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.369%, 8/15/2054 (i)	25,024,654	1,388,548
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	2,747,000	2,743,866
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.916% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	3,056,500	3,031,171
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	1,345,159	1,343,345
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.389%, 2/15/2054 (i)	19,007,088	1,093,894
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	121,425	121,556
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	906,000	907,605
GreatAmerica Leasing Receivables Funding LLC, 2025-1, “A2”, 4.52%, 10/15/2027 (n)	2,485,000	2,487,381
Kubota Credit Owner Trust, 2025-1A, “A2”, 4.61%, 12/15/2027 (n)	1,780,000	1,785,488
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	1,575,201	1,574,714
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	2,216,000	2,214,247
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	1,334,000	1,335,201
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.402%, 5/15/2054 (i)	10,172,391	521,541
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)	12,393,069	559,467
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.194%, 10/15/2054 (i)	27,241,226	1,221,551
Palmer Square Loan Funding 2025-1A Ltd., “A1”, FLR, 5.12% (SOFR - 3mo. + 0.8%), 2/15/2033 (n)	4,500,000	4,467,839
Palmer Square Loan Funding 2025-1A Ltd., “A-2”, FLR, 5.52% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	4,300,000	4,241,021
PFS Financing Corp., 2025-A, “A”, FLR, 4.994% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	3,476,000	3,464,469
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	1,200,000	1,204,595
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	4,609,202	4,609,326
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	62,062	62,087
SBNA Auto Lease Trust, 2025-A, “A2”, 4.68%, 4/20/2027 (n)	1,975,000	1,975,468
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.619%, 8/15/2054 (i)	9,239,477	623,799
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 4.917% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	898,684	898,853
		$57,024,260
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$ 1,365,743
Industrial Revenue - Other – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$402,000	$ 396,428
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$ 2,468,555
IABFS-SEM

MFS Inflation-Adjusted Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 4.1%
Fannie Mae, 3.004%, 7/25/2027	$3,914,761	$ 3,830,803
Fannie Mae, 4%, 9/25/2050 (i)	2,248,000	436,900
Fannie Mae, 5.803%, 11/25/2053	2,130,750	2,143,651
Fannie Mae, 5.503%, 6/25/2054	3,614,091	3,616,155
Freddie Mac, 0.63%, 5/25/2029 (i)	26,637,555	461,941
Freddie Mac, 1.005%, 7/25/2029 (i)	28,847,080	934,703
Freddie Mac, 4.968%, 8/25/2029	5,003,724	4,998,927
Freddie Mac, 5.008%, 9/25/2029	2,230,372	2,228,233
Freddie Mac, 0.571%, 1/25/2030 (i)	7,359,327	184,711
Freddie Mac, 1.914%, 4/25/2030 (i)	3,519,182	272,238
Freddie Mac, 1.769%, 5/25/2030 (i)	6,326,494	469,117
Freddie Mac, 1.478%, 6/25/2030 (i)	9,735,635	555,262
Freddie Mac, 1.262%, 9/25/2030 (i)	3,529,812	193,537
Freddie Mac, 0.414%, 1/25/2031 (i)	29,623,093	428,178
Freddie Mac, 0.627%, 1/25/2031 (i)	54,980,294	1,505,267
Freddie Mac, 0.872%, 1/25/2031 (i)	11,388,256	447,115
Freddie Mac, 1.026%, 1/25/2031 (i)	8,529,316	393,364
Freddie Mac, 0.608%, 3/25/2031 (i)	36,201,255	875,205
Freddie Mac, 1.323%, 5/25/2031 (i)	4,421,663	276,667
Freddie Mac, 1.039%, 7/25/2031 (i)	7,521,262	384,243
Freddie Mac, 0.632%, 9/25/2031 (i)	32,486,236	975,594
Freddie Mac, 0.955%, 9/25/2031 (i)	9,783,880	449,108
Freddie Mac, 0.441%, 11/25/2031 (i)	49,721,062	1,015,712
Freddie Mac, 0.596%, 12/25/2031 (i)	50,485,813	1,418,939
Freddie Mac, 0.664%, 12/25/2031 (i)	8,215,224	255,365
Freddie Mac, 0.431%, 5/25/2033 (i)	29,100,000	625,077
Freddie Mac, 1.092%, 9/25/2034 (i)	7,419,164	525,113
Freddie Mac, 0.427%, 1/25/2035 (i)	35,704,535	867,806
Freddie Mac, 5.173%, 9/25/2052	3,035,301	2,978,949
Freddie Mac, 5.253%, 10/25/2054	3,653,809	3,647,557
Freddie Mac, 5.303%, 2/25/2055	4,407,323	4,405,853
Ginnie Mae, 5.4%, 10/20/2054	2,080,401	2,070,112
Ginnie Mae, 5.249%, 1/20/2067	2,133,257	2,152,073
Ginnie Mae, 4.991%, 4/20/2068	5,665,374	5,709,011
Ginnie Mae, 5.862%, 5/20/2068	3,762,424	3,782,102
Ginnie Mae, 5%, 8/20/2074 - 1/20/2075	3,855,283	3,850,837
		$59,365,425
Municipals – 0.3%
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	$600,000	$ 588,109
Michigan Finance Authority Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	726,802	721,725
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	42,597	42,190
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	745,000	729,792
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,057,958
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	835,000	833,009
		$4,972,783
U.S. Treasury Inflation Protected Securities – 87.0%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$66,994,655	$ 71,928,989
U.S. Treasury Bonds, 1.125%, 1/15/2033	75,896,490	72,320,495
U.S. Treasury Bonds, 1.75%, 1/15/2034	82,915,760	82,107,157
U.S. Treasury Bonds, 0.75%, 2/15/2042	133,378,026	104,168,540
U.S. Treasury Bonds, 0.625%, 2/15/2043	36,662,833	27,419,101

MFS Inflation-Adjusted Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 0.75%, 2/15/2045	$61,471,837	$ 45,166,356
U.S. Treasury Bonds, 1%, 2/15/2048	26,713,391	19,783,785
U.S. Treasury Bonds, 0.125%, 2/15/2052	46,829,227	25,273,669
U.S. Treasury Bonds, 2.125%, 2/15/2054	17,414,640	16,050,615
U.S. Treasury Notes, 0.375%, 1/15/2027	50,418,577	50,077,856
U.S. Treasury Notes, 0.375%, 7/15/2027	88,748,143	88,146,986
U.S. Treasury Notes, 0.5%, 1/15/2028	57,009,364	56,287,170
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	113,450,663	112,105,494
U.S. Treasury Notes, 0.125%, 7/15/2030	178,340,772	167,458,828
U.S. Treasury Notes, 0.125%, 1/15/2031	199,135,345	184,065,959
U.S. Treasury Notes, 0.125%, 1/15/2032 (f)	74,799,020	67,525,032
U.S. Treasury Notes, 1.375%, 7/15/2033	68,921,723	66,782,901
		$1,256,668,933
Total Bonds (Identified Cost, $1,443,741,549)		$1,382,262,127
Mutual Funds (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $59,519,607)	59,514,493	$ 59,514,492
Other Assets, Less Liabilities – 0.2%		2,686,267
Net Assets – 100.0%		$1,444,462,886
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,514,492 and $1,382,262,127, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,531,108, representing 2.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	770	$160,274,297	June – 2025	$681,347
U.S. Treasury Note 5 yr	Long	USD	809	88,339,008	June – 2025	753,848
						$1,435,195

MFS Inflation-Adjusted Bond Fund
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	127	$14,251,781	June – 2025	$(151,712)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	40,400,000	centrally cleared	CPI-U / At Maturity	2.637% / At Maturity	$391,886	$—	$391,886
2/05/27	USD	80,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	496,934	—	496,934
						$888,820	$—	$888,820
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	79,900,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / At Maturity	$1,113,287	$—	$1,113,287
At April 30, 2025, the fund had liquid securities with an aggregate value of $3,990,482 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,443,741,549)	$1,382,262,127
Investments in affiliated issuers, at value (identified cost, $59,519,607)	59,514,492
Receivables for
Net daily variation margin on open futures contracts	123,003
Fund shares sold	189,828
Interest	3,013,337
Uncleared swaps, at value	1,113,287
Other assets	13,128
Total assets	$1,446,229,202
Liabilities
Payable to custodian	$54,655
Payables for
Net daily variation margin on open cleared swap agreements	55,336
Fund shares reacquired	1,520,689
Payable to affiliates
Investment adviser	29,309
Administrative services fee	1,060
Shareholder servicing costs	23,650
Distribution and service fees	577
Payable for independent Trustees' compensation	5,397
Accrued expenses and other liabilities	75,643
Total liabilities	$1,766,316
Net assets	$1,444,462,886
Net assets consist of
Paid-in capital	$1,689,249,516
Total distributable earnings (loss)	(244,786,630)
Net assets	$1,444,462,886
Shares of beneficial interest outstanding	156,580,201
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$49,342,174	5,372,613	$9.18
Class B	70,288	7,699	9.13
Class C	2,075,232	227,960	9.10
Class I	27,676,194	3,009,847	9.20
Class R1	653,633	72,117	9.06
Class R2	274,604	29,976	9.16
Class R3	853,736	92,978	9.18
Class R4	97,705	10,635	9.19
Class R6	1,363,419,320	147,756,376	9.23
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.59 [100 / 95.75 x $9.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Interest	$32,794,195
Dividends from affiliated issuers	529,802
Other	398
Total investment income	$33,324,395
Expenses
Management fee	$3,382,058
Distribution and service fees	76,844
Shareholder servicing costs	46,426
Administrative services fee	108,404
Independent Trustees' compensation	15,429
Custodian fee	45,333
Shareholder communications	7,267
Audit and tax fees	29,238
Legal fees	3,898
Miscellaneous	104,337
Total expenses	$3,819,234
Reduction of expenses by investment adviser and distributor	(624,365)
Net expenses	$3,194,869
Net investment income (loss)	$30,129,526
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(13,947,291)
Affiliated issuers	(9,743)
Futures contracts	(1,799,591)
Swap agreements	(45,242)
Forward foreign currency exchange contracts	(4,510)
Net realized gain (loss)	$(15,806,377)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$24,748,016
Affiliated issuers	(5,191)
Futures contracts	1,536,577
Swap agreements	2,160,496
Forward foreign currency exchange contracts	700
Net unrealized gain (loss)	$28,440,598
Net realized and unrealized gain (loss)	$12,634,221
Change in net assets from operations	$42,763,747
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$30,129,526	$53,983,226
Net realized gain (loss)	(15,806,377)	(28,384,312)
Net unrealized gain (loss)	28,440,598	102,984,992
Change in net assets from operations	$42,763,747	$128,583,906
Total distributions to shareholders	$(27,501,232)	$(59,883,212)
Change in net assets from fund share transactions	$(91,684,338)	$31,331,322
Total change in net assets	$(76,421,823)	$100,032,016
Net assets
At beginning of period	1,520,884,709	1,420,852,693
At end of period	$1,444,462,886	$1,520,884,709
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.08	$8.67	$9.36	$11.46	$11.20	$10.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.30	$0.34	$0.63	$0.40	$0.12
Net realized and unrealized gain (loss)	0.08	0.45	(0.58)	(1.92)	0.21	0.75
Total from investment operations	$0.25	$0.75	$(0.24)	$(1.29)	$0.61	$0.87
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.34)	$(0.45)	$(0.81)	$(0.35)	$(0.13)
Net asset value, end of period (x)	$9.18	$9.08	$8.67	$9.36	$11.46	$11.20
Total return (%) (r)(s)(t)(x)	2.81(n)	8.71	(2.75)	(11.79)	5.48	8.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.82	0.81	0.87	0.93
Expenses after expense reductions	0.65(a)	0.64	0.64	0.64	0.66	0.76
Net investment income (loss)	3.79(a)(l)	3.27	3.70	6.02	3.55	1.11
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$49,342	$51,448	$75,213	$117,619	$114,091	$65,862
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.02	$8.60	$9.29	$11.37	$11.13	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.26	$0.54	$0.28	$0.02
Net realized and unrealized gain (loss)	0.10	0.46	(0.57)	(1.90)	0.23	0.77
Total from investment operations	$0.22	$0.69	$(0.31)	$(1.36)	$0.51	$0.79
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.27)	$(0.38)	$(0.72)	$(0.27)	$(0.08)
Net asset value, end of period (x)	$9.13	$9.02	$8.60	$9.29	$11.37	$11.13
Total return (%) (r)(s)(t)(x)	2.44(n)	8.02	(3.51)	(12.47)	4.62	7.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.57	1.57	1.56	1.62	1.69
Expenses after expense reductions	1.40(a)	1.39	1.39	1.38	1.41	1.53
Net investment income (loss)	2.64(a)(l)	2.55	2.82	5.12	2.51	0.21
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$70	$167	$271	$568	$1,085	$1,454

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.00	$8.59	$9.28	$11.37	$11.13	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.22	$0.26	$0.54	$0.28	$0.02
Net realized and unrealized gain (loss)	0.08	0.45	(0.58)	(1.91)	0.22	0.77
Total from investment operations	$0.21	$0.67	$(0.32)	$(1.37)	$0.50	$0.79
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.26)	$(0.37)	$(0.72)	$(0.26)	$(0.08)
Net asset value, end of period (x)	$9.10	$9.00	$8.59	$9.28	$11.37	$11.13
Total return (%) (r)(s)(t)(x)	2.39(n)	7.85	(3.60)	(12.54)	4.52	7.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.57	1.57	1.56	1.62	1.68
Expenses after expense reductions	1.50(a)	1.49	1.49	1.49	1.51	1.62
Net investment income (loss)	2.88(a)(l)	2.51	2.80	5.19	2.50	0.17
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$2,075	$2,485	$3,287	$5,412	$6,115	$4,771
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.09	$8.67	$9.37	$11.48	$11.22	$10.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.29	$0.35	$0.68	$0.46	$0.15
Net realized and unrealized gain (loss)	(0.01)(g)	0.49	(0.59)	(1.97)	0.16(g)	0.74
Total from investment operations	$0.27	$0.78	$(0.24)	$(1.29)	$0.62	$0.89
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.36)	$(0.46)	$(0.82)	$(0.36)	$(0.14)
Net asset value, end of period (x)	$9.20	$9.09	$8.67	$9.37	$11.48	$11.22
Total return (%) (r)(s)(t)(x)	3.01(n)	9.01	(2.75)	(11.73)	5.60	8.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59(a)	0.57	0.57	0.56	0.62	0.68
Expenses after expense reductions	0.51(a)	0.49	0.49	0.49	0.51	0.61
Net investment income (loss)	6.25(a)(l)	3.25	3.80	6.48	4.03	1.34
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$27,676	$8,428	$7,428	$22,796	$13,708	$5,633

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$8.97	$8.56	$9.25	$11.34	$11.10	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.22	$0.27	$0.53	$0.29	$0.02
Net realized and unrealized gain (loss)	0.07	0.45	(0.58)	(1.90)	0.21	0.75
Total from investment operations	$0.20	$0.67	$(0.31)	$(1.37)	$0.50	$0.77
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.26)	$(0.38)	$(0.72)	$(0.26)	$(0.08)
Net asset value, end of period (x)	$9.06	$8.97	$8.56	$9.25	$11.34	$11.10
Total return (%) (r)(s)(t)(x)	2.30(n)	7.91	(3.56)	(12.55)	4.55	7.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.57	1.57	1.56	1.62	1.68
Expenses after expense reductions	1.50(a)	1.49	1.49	1.49	1.51	1.61
Net investment income (loss)	2.97(a)(l)	2.43	2.91	5.08	2.56	0.20
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$654	$615	$624	$874	$837	$454
Class R2	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.06	$8.65	$9.33	$11.43	$11.18	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.31	$0.57	$0.35	$0.08
Net realized and unrealized gain (loss)	0.09	0.43	(0.58)	(1.90)	0.21	0.76
Total from investment operations	$0.24	$0.72	$(0.27)	$(1.33)	$0.56	$0.84
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.31)	$(0.41)	$(0.77)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$9.16	$9.06	$8.65	$9.33	$11.43	$11.18
Total return (%) (r)(s)(t)(x)	2.63(n)	8.38	(3.05)	(12.15)	5.07	8.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.07	1.07	1.06	1.12	1.18
Expenses after expense reductions	1.00(a)	0.99	0.99	0.99	1.01	1.11
Net investment income (loss)	3.36(a)(l)	3.17	3.31	5.46	3.11	0.71
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$275	$311	$251	$589	$686	$586

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.08	$8.66	$9.35	$11.45	$11.20	$10.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.29	$0.30	$0.62	$0.37	$0.10
Net realized and unrealized gain (loss)	0.08	0.46	(0.55)	(1.92)	0.22	0.76
Total from investment operations	$0.25	$0.75	$(0.25)	$(1.30)	$0.59	$0.86
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.33)	$(0.44)	$(0.80)	$(0.34)	$(0.12)
Net asset value, end of period (x)	$9.18	$9.08	$8.66	$9.35	$11.45	$11.20
Total return (%) (r)(s)(t)(x)	2.77(n)	8.72	(2.87)	(11.90)	5.30	8.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.82	0.81	0.87	0.93
Expenses after expense reductions	0.75(a)	0.74	0.74	0.74	0.76	0.86
Net investment income (loss)	3.74(a)(l)	3.22	3.20	5.83	3.25	0.96
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$854	$720	$850	$1,516	$2,128	$1,609
Class R4	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.09	$8.67	$9.36	$11.46	$11.20	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.32	$0.36	$0.63	$0.42	$0.13
Net realized and unrealized gain (loss)	0.08	0.46	(0.58)	(1.91)	0.20	0.76
Total from investment operations	$0.26	$0.78	$(0.22)	$(1.28)	$0.62	$0.89
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.36)	$(0.47)	$(0.82)	$(0.36)	$(0.14)
Net asset value, end of period (x)	$9.19	$9.09	$8.67	$9.36	$11.46	$11.20
Total return (%) (r)(s)(t)(x)	2.89(n)	9.01	(2.59)	(11.66)	5.60	8.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.57	0.57	0.56	0.62	0.68
Expenses after expense reductions	0.50(a)	0.49	0.49	0.48	0.51	0.62
Net investment income (loss)	3.97(a)(l)	3.49	3.94	6.00	3.68	1.22
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$98	$93	$83	$84	$91	$87

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$9.13	$8.71	$9.40	$11.51	$11.24	$10.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.33	$0.37	$0.64	$0.42	$0.15
Net realized and unrealized gain (loss)	0.08	0.45	(0.59)	(1.92)	0.22	0.75
Total from investment operations	$0.26	$0.78	$(0.22)	$(1.28)	$0.64	$0.90
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.36)	$(0.47)	$(0.83)	$(0.37)	$(0.15)
Net asset value, end of period (x)	$9.23	$9.13	$8.71	$9.40	$11.51	$11.24
Total return (%) (r)(s)(t)(x)	2.92(n)	9.05	(2.50)	(11.62)	5.74	8.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.49(a)	0.49	0.49	0.48	0.55	0.60
Expenses after expense reductions	0.41(a)	0.41	0.41	0.41	0.44	0.53
Net investment income (loss)	3.99(a)(l)	3.59	4.01	6.07	3.71	1.34
Portfolio turnover rate	18(n)	27	43	86	57	36
Net assets at end of period (000 omitted)	$1,363,419	$1,456,617	$1,332,846	$1,355,560	$1,622,398	$1,281,030
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net investment income and/or net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amounts of realized and unrealized gains and losses and/or inflation/deflation adjustments at such time.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Inflation-Adjusted Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,256,668,933	$—	$1,256,668,933
Municipal Bonds	—	4,972,783	—	4,972,783
U.S. Corporate Bonds	—	4,230,726	—	4,230,726
Residential Mortgage-Backed Securities	—	59,365,425	—	59,365,425
Commercial Mortgage-Backed Securities	—	12,752,141	—	12,752,141
Asset-Backed Securities (including CDOs)	—	44,272,119	—	44,272,119
Investment Companies	59,514,492	—	—	59,514,492
Total	$59,514,492	$1,382,262,127	$—	$1,441,776,619
Other Financial Instruments
Futures Contracts – Assets	$1,435,195	$—	$—	$1,435,195
Futures Contracts – Liabilities	(151,712)	—	—	(151,712)
Swap Agreements – Assets	—	2,002,107	—	2,002,107
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,435,195	$(151,712)
Interest Rate	Cleared Swap Agreements	888,820	—
Interest Rate	Uncleared Swap Agreements	1,113,287	—
Total		$3,437,302	$(151,712)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,799,591)	$(45,242)	$—
Foreign Exchange	—	—	(4,510)
Total	$(1,799,591)	$(45,242)	$(4,510)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,536,577	$2,160,496	$—
Foreign Exchange	—	—	700
Total	$1,536,577	$2,160,496	$700
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$59,883,212
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$1,520,974,730
Gross appreciation	3,968,650
Gross depreciation	(83,166,761)
Net unrealized appreciation (depreciation)	$(79,198,111)
As of 10/31/24
Undistributed ordinary income	11,380,045
Capital loss carryforwards	(168,116,901)
Net unrealized appreciation (depreciation)	(103,312,289)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(57,098,724)
Long-Term	(111,018,177)
Total	$(168,116,901)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$827,502	$2,290,842
Class B	1,488	6,352
Class C	28,407	81,647
Class I	180,942	261,281
Class R1	7,811	18,503
Class R2	4,211	10,199
Class R3	11,770	25,366
Class R4	1,646	3,502
Class R6	26,437,455	57,185,520
Total	$27,501,232	$59,883,212
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $495,891, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $104,127, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.67%	1.42%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $219 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 60,736
Class B	0.75%	0.25%	1.00%	0.90%	521
Class C	0.75%	0.25%	1.00%	1.00%	10,837
Class R1	0.75%	0.25%	1.00%	1.00%	3,131
Class R2	0.25%	0.25%	0.50%	0.50%	700
Class R3	—	0.25%	0.25%	0.25%	919
Total Distribution and Service Fees					$76,844
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the six months ended April 30, 2025, this waiver amounted to $24,295 and $52, for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until February 28, 2026. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended April 30, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$23
Class B	2
Class C	211
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $11,978, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $34,448.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0144% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$25
8/19/2024	Redemption	Class C	3	24
At April 30, 2025, MFS held approximately 63% of the outstanding shares of Class R4.
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$227,843,405	$393,896,662
Non-U.S. Government securities	35,660,806	10,431,383
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	379,758	$3,449,507	307,236	$2,775,675
Class C	21,316	192,441	42,739	384,980
Class I	2,682,099	24,581,236	486,736	4,471,172
Class R1	3,355	29,628	2,845	25,512
Class R2	3,906	35,112	12,398	111,430
Class R3	16,209	147,320	20,556	187,308
Class R4	188	1,705	431	3,900
Class R6	6,702,933	60,831,115	9,150,614	82,952,502
	9,809,764	$89,268,064	10,023,555	$90,912,479
Shares issued to shareholders in reinvestment of distributions
Class A	88,653	$796,660	244,202	$2,218,832
Class B	168	1,488	703	6,352
Class C	3,186	28,407	9,057	81,643
Class I	19,967	180,642	28,540	259,849
Class R1	880	7,811	2,062	18,503
Class R2	469	4,211	1,087	9,843
Class R3	1,310	11,770	2,792	25,366
Class R4	183	1,646	386	3,502
Class R6	2,927,064	26,424,897	6,263,414	57,156,539
	3,041,880	$27,457,532	6,552,243	$59,780,429
Shares reacquired
Class A	(759,199)	$(6,853,232)	(3,566,245)	$(32,192,333)
Class B	(10,941)	(97,629)	(13,690)	(122,665)
Class C	(72,587)	(648,648)	(158,432)	(1,418,992)
Class I	(619,346)	(5,631,047)	(444,536)	(4,009,028)
Class R1	(748)	(6,700)	(9,186)	(81,689)
Class R2	(8,688)	(77,907)	(8,244)	(74,322)
Class R3	(3,764)	(34,063)	(42,275)	(382,543)
Class R4	(12)	(110)	(76)	(681)
Class R6	(21,479,500)	(195,060,598)	(8,896,567)	(81,079,333)
	(22,954,785)	$(208,409,934)	(13,139,251)	$(119,361,586)

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Net change
Class A	(290,788)	$(2,607,065)	(3,014,807)	$(27,197,826)
Class B	(10,773)	(96,141)	(12,987)	(116,313)
Class C	(48,085)	(427,800)	(106,636)	(952,369)
Class I	2,082,720	19,130,831	70,740	721,993
Class R1	3,487	30,739	(4,279)	(37,674)
Class R2	(4,313)	(38,584)	5,241	46,951
Class R3	13,755	125,027	(18,927)	(169,869)
Class R4	359	3,241	741	6,721
Class R6	(11,849,503)	(107,804,586)	6,517,461	59,029,708
	(10,103,141)	$(91,684,338)	3,436,547	$31,331,322
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2045 Fund were the owners of record of approximately 29%, 25%, 20%, 5%, 4%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $3,655 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,382,072	$304,483,380	$274,336,026	$(9,743)	$(5,191)	$59,514,492
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$529,802	$—

MFS Inflation-Adjusted Bond Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IX, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	16,907,334,964.271	564,877,606.664
John A. Caroselli	16,919,748,090.782	552,464,480.153
Maureen R. Goldfarb	16,987,867,788.742	484,344,782.193
Peter D. Jones	16,947,211,557.080	525,001,013.855
John P. Kavanaugh	16,952,477,521.647	519,735,049.288
James W. Kilman, Jr.	16,931,150,908.125	541,061,662.810
Clarence Otis, Jr.	16,921,309,024.232	550,903,546.702
Michael W. Roberge	16,956,315,372.901	515,897,198.033
Maryanne L. Roepke	16,988,422,371.536	483,790,199.398
Paula E. Smith	17,026,175,142.111	446,037,428.824
Laurie J. Thomsen	16,991,821,354.292	480,391,216.642
Darrell A. Williams	16,944,148,530.126	528,064,040.808

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 13, 2025

*  Print name and title of each signing officer under his or her signature.